June 9, 2020

DCM/INNOVA HIGH DIVIDEND INCOME INNOVATION FUND

(Ticker Symbol: TILDX)

&

Lebenthal Ultra Short Tax-Free Income Fund

Class A Shares (Ticker Symbol: LEAAX)

Class I Shares (Ticker Symbol: LETAX)

Each a series of Centaur Mutual Funds Trust

Supplement to the Summary Prospectuses and the Statutory Prospectus dated March 2, 2020 and supplemented on March 11, 2020 and the Statement of Additional Information (“SAI”) dated March 2, 2020

This supplement updates certain information contained in the Summary Prospectuses, the Statutory Prospectus and the SAI of the DCM/INNOVA High Dividend Income Innovation Fund (the “DCM/INNOVA Fund”) and the Lebenthal Ultra Short Tax-Free Income Fund (“Lebenthal Fund”, together with the DCM/INNOVA Fund, each a “Fund” and collectively the “Funds”), each a series of The Centaur Mutual Funds Trust (the “Trust”), as described below. For more information or to obtain a copy of the Funds’ Summary Prospectuses, Statutory Prospectus or the SAI, free of charge, please contact the Funds at 1-888-484-5766.

Changes to the Summary Prospectus for the DCM/INNOVA Fund

The following changes to the Summary Prospectus are made in the section entitled “Principal Risks of Investing in the DCM/INNOVA Fund”.

The following disclosure replaces, in its entirety, the disclosure titled “Market Risk” appearing on page 3 of the Summary Prospectus:

Market Risk. The prices of and the income generated by the DCM/INNOVA Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global in-stability, and currency and interest rate fluctuations. Certain market events could cause turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets, which may negatively affect many issuers domestically and around the world. During periods of market volatility, security prices (including securities held by the DCM/INNOVA Fund) could change drastically and rapidly and, therefore, adversely affect the DCM/INNOVA Fund.

Changes to the Summary Prospectus for the Lebenthal Fund

The following changes to the Summary Prospectus are made in the section entitled “Principal Risks of Investing in the Lebenthal Fund”.

The following disclosure replaces, in its entirety, the disclosure titled “Market Risk” appearing on page 3 of the Summary Prospectus:

Market Risk. The Lebenthal Fund’s investments are subject to general market risk, which is the risk that the value of the securities in the Lebenthal Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Advisor’s control, including fluctuating in interest rates, the investment quality of the Lebenthal Fund’s investments, economic conditions, and the market conditions of debt securities. Certain market events could cause turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets, which may negatively affect many issuers domestically and around the world. During periods of market volatility, security prices (including securities held by the Lebenthal Fund) could change drastically and rapidly and, therefore, adversely affect the Lebenthal Fund. Securities in the Lebenthal Fund’s portfolio may also underperform in comparison to securities in the general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.

CHANGES TO THE STATUTORY PROSPECTUS FOR THE FUNDS

The following changes to the Statutory Prospectus are made in the section entitled “Summary: DCM/INNOVA High Dividend Income Innovation Fund – Principal Risks of Investing in the DCM/INNOVA High Dividend Income Innovation Fund”.

The following disclosure replaces, in its entirety, the disclosure titled “Market Risk” appearing on page 5 of the Statutory Prospectus:

Market Risk. The prices of and the income generated by the DCM/INNOVA Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global in-stability, and currency and interest rate fluctuations. Certain market events could cause turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets, which may negatively affect many issuers domestically and around the world. During periods of market volatility, security prices (including securities held by the DCM/INNOVA Fund) could change drastically and rapidly and, therefore, adversely affect the DCM/INNOVA Fund.

The following changes to the Statutory Prospectus are made in the section entitled “Fund Summary: Lebenthal Ultra Short Tax-Free Income Fund - Principal Risks of Investing in the Lebenthal Fund”.

The following disclosure replaces, in its entirety, the disclosure titled “Market Risk” appearing on page 15 of the Statutory Prospectus:

Market Risk. The Lebenthal Fund’s investments are subject to general market risk, which is the risk that the value of the securities in the Lebenthal Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Advisor’s control, including fluctuating in interest rates, the investment quality of the Lebenthal Fund’s investments, economic conditions, and the market conditions of debt securities. Certain market events could cause turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets, which may negatively affect many issuers domestically and around the world. During periods of market volatility, security prices (including securities held by the Lebenthal Fund) could change drastically and rapidly and, therefore, adversely affect the Lebenthal Fund. Securities in the Lebenthal Fund’s portfolio may also underperform in comparison to securities in the general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.

The following changes to the Statutory Prospectus are made in the section entitled “Principal Risks of Investing in the DCM/INNOVA Fund”.

The following disclosure replaces, in its entirety, the disclosure titled “Market Risk” appearing on page 23 of the Statutory Prospectus:

Market Risk. Market risk refers to the possibility that the value of equity securities held by the DCM/INNOVA Fund may decline due to daily fluctuations in the securities markets. Stock prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, environmental events, trade disputes, and epidemics, pandemics or other public health issues. For example, the novel coronavirus disease (COVID-19) that has recently emerged has resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, the broad effects of which are currently difficult to assess. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the DCM/INNOVA Fund. During periods of market volatility or in a declining stock market, security prices (including securities held by the DCM/INNOVA Fund) could fall drastically and rapidly regardless of their long-term prospects and therefore adversely affect the DCM/INNOVA Fund. The DCM/INNOVA Fund’s performance per share will change daily in response to such factors.

The following changes to the Statutory Prospectus are made in the section entitled “Principal Risks of Investing in the Lebenthal Fund”.

The following disclosure replaces, in its entirety, the disclosure titled “Market Risk” appearing on page 29 of the Statutory Prospectus:

Market Risk. The Lebenthal Fund’s investments are subject to general market risk, which is the risk that the value of the securities in the Lebenthal Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Advisor’s control, including fluctuating in interest rates, the investment quality of the Lebenthal Fund’s investments, economic conditions, and the market conditions of debt securities. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, environmental events, trade disputes, and epidemics, pandemics or other public health issues. For example, the novel coronavirus disease (COVID-19) that has recently emerged has resulted in closing borders, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty, thus causing significant disruptions to global business activity and financial markets, the broad effects of which are currently difficult to assess. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Lebenthal Fund. During periods of market volatility, security prices (including securities held by the Lebenthal Fund) could fall drastically and rapidly and therefore adversely affect the Lebenthal Fund. Securities in the Lebenthal Fund’s portfolio may also underperform in comparison to securities in the general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.

CHANGES TO THE STATEMENT OF ADDITIONAL INFORMATION

The following changes to the SAI are made in the section entitled “ADDITIONAL INFORMATION ON INVESTMENTS, STRATEGIES AND RISKS”.

The following disclosures are added to the list of risk disclosures starting on page 2 of the SAI:

Market Risk. Market risk is the risk that the value of the securities in a Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Advisor’s control, including fluctuation in interest rates, the quality of the Fund’s investments, economic conditions and general market conditions. Certain market events could increase volatility and exacerbate market risk, and could result in trading halts, such as changes in governments’ economic policies, political turmoil, environmental events, trade disputes, terrorism, military action and epidemics, pandemics or other public health issues. Any of the foregoing market events can adversely affect the economies of one or more countries or the entire global economy, certain industries or individual issuers, and capital and security markets in ways that cannot necessarily be foreseen or quickly addressed.

As shown with the novel coronavirus disease that has recently emerged (COVID-19), market events (including public health crises and concerns) can have a profound economic and business effect that results in cancellations and disruptions to supply chains and customer activity, disruption and displacement of one or more sectors or industries, closing of borders and imposition of travel restrictions and quarantines, general public concern and uncertainty and, in extreme cases, exchange trading halts due to rapidly falling prices. Further, the impact of COVID-19 has caused significant volatility and declines in global financial markets, including the U.S. financial markets. The duration and lasting impact of the COVID-19 outbreak is unclear and may not be fully known for some time.

Market events such as these and other types of market events may cause significant declines in the values and liquidity of many securities and other instruments, and significant disruptions to global business activity and financial markets. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers both domestically and around the world, and can result in trading halts, any of which could have an adverse impact on a Fund. During periods of market volatility, security prices (including securities held by a Fund) could change drastically and rapidly and therefore adversely affect the Fund.

Changing Fixed Income Market Conditions. Following the financial crisis that began in 2007, the U.S. government and the Board of Governors of the Federal Reserve System (the “Federal Reserve”), as well as certain foreign governments and central banks, took steps to support financial markets, including seeking to maintain interest rates at or near historically low levels and by purchasing large quantities of fixed income securities on the open market, such as securities issued or guaranteed by U.S. government, its agencies or instrumentalities, (“Quantitative Easing”). Similar steps appear to be taking place again in 2020 in an effort to support the economy during the COVID-19 pandemic. It is unclear how long these policies will last. In addition, this and other government interventions may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. When the Federal Reserve determines to “taper” or reduce Quantitative Easing and/or raise the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. Such policy changes may expose fixed-income and related markets to heightened volatility and may reduce liquidity for certain fixed income investments, including fixed income investments held by a Fund, which could cause the value of the Fund’s investments and share price to decline. To the extent that a Fund invests in derivatives tied to fixed income markets, the Fund will be more substantially exposed to these risks than a fund that does not invest in such derivatives.

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Investors Should Retain this Supplement for Future Reference